Emvironmental and Legal Matters - Litigation (Details) (Subsequent Event [Member], Pending Litigation [Member], Munchkin [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
Jul. 31, 2012
Subsequent Event [Member] | Pending Litigation [Member] | Munchkin [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Awarded, Value	$ 13.5